Sterling Capital Behavioral Large Cap Value Equity Fund
1
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 100 .3%
Air Freight & Logistics — 1 .5%
1,930
FedEx Corp. .....................
$ 488,232
Automobiles — 1 .9%
15,300
Ford Motor Co. ...................
186,507
11,820
General Motors Co. ................
424,574
611,081
Banks — 8 .1%
7,275
JPMorgan Chase & Co. .............
1,237,477
13,200
New York Community Bancorp, Inc. ....
135,036
3,280
PNC Financial Services Group, Inc. (The)
507,908
14,550
Wells Fargo & Co. .................
716,151
2,596,572
Beverages — 0 .4%
2,250
Molson Coors Beverage Co. , Class B ....
137,723
Biotechnology — 6 .6%
2,800
AbbVie, Inc. .....................
433,916
1,680
Amgen, Inc. ......................
483,874
7,050
Gilead Sciences, Inc. ...............
571,121
150
Regeneron Pharmaceuticals, Inc. (a) .....
131,743
200
United Therapeutics Corp. (a) .........
43,978
1,090
Vertex Pharmaceuticals, Inc. (a) ........
443,510
2,108,142
Building Products — 2 .5%
950
Builders FirstSource, Inc. (a) ..........
158,593
8,525
Carrier Global Corp. ...............
489,761
1,000
Owens Corning ...................
148,230
796,584
Capital Markets — 1 .5%
2,105
Interactive Brokers Group, Inc. , Class A ..
174,505
5,175
Janus Henderson Group PLC .........
156,026
6,275
XP, Inc. , Class A ..................
163,589
494,120
Chemicals — 0 .8%
1,070
CF Industries Holdings, Inc. ..........
85,065
1,425
RPM International, Inc. .............
159,073
244,138
Communications Equipment — 0 .2%
1,020
Cisco Systems, Inc. ................
51,530
Construction Materials — 0 .6%
925
Eagle Materials, Inc. ................
187,627
Consumer Finance — 2 .8%
3,980
Capital One Financial Corp. ..........
521,857
10,400
SLM Corp. ......................
198,848
4,725
Synchrony Financial ................
180,448
901,153
Consumer Staples Distribution & Retail — 0 .7%
1,560
Kroger Co. (The) ..................
71,308
Shares Fair Value
COMMON STOCKS — (continued)
Consumer Staples Distribution & Retail
— (continued)
3,330
U.S. Foods Holding Corp. (a) ..........
$ 151,215
222,523
Diversified Consumer Services — 0 .2%
400
Grand Canyon Education, Inc. (a) .......
52,816
Diversified Telecommunication Services — 1 .9%
35,675
AT&T, Inc. ......................
598,627
Electric Utilities — 3 .5%
1,835
American Electric Power Co., Inc. ......
149,039
3,910
Constellation Energy Corp. ...........
457,040
125
Duke Energy Corp. ................
12,130
2,125
Edison International ................
151,916
1,440
Entergy Corp. ....................
145,714
3,925
NRG Energy, Inc. ..................
202,922
1,118,761
Electronic Equipment, Instruments &
Components — 1 .0%
1,225
Jabil, Inc. .......................
156,065
4,450
Vontier Corp. .....................
153,748
309,813
Entertainment — 0 .2%
520
Electronic Arts, Inc. ................
71,141
Financial Services — 4 .7%
4,600
Apollo Global Management, Inc. .......
428,674
7,800
Corebridge Financial, Inc. ............
168,948
3,620
Fiserv, Inc. (a) .....................
480,881
8,050
MGIC Investment Corp. .............
155,285
20,895
UWM Holdings Corp. ..............
149,399
12,275
Western Union Co. (The) ............
146,318
1,529,505
Food Products — 1 .4%
12,180
Kraft Heinz Co. (The) ...............
450,416
Health Care Providers & Services — 6 .8%
820
Cardinal Health, Inc. ...............
82,656
2,075
Cencora, Inc. .....................
426,164
6,225
Centene Corp. (a) ..................
461,957
1,130
Cigna Group (The) .................
338,378
1,370
DaVita, Inc. (a) ....................
143,521
524
Elevance Health, Inc. ...............
247,097
1,024
McKesson Corp. ..................
474,092
2,173,865
Hotel & Resort REITs — 0 .3%
5,080
Host Hotels & Resorts, Inc. ...........
98,908
Hotels, Restaurants & Leisure — 2 .4%
125
Booking Holdings, Inc. (a) ............
443,402
910
Expedia Group, Inc. (a) ..............
138,129
425
Marriott International, Inc. , Class A .....
95,842

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Hotels, Restaurants & Leisure — (continued)
850
Royal Caribbean Cruises, Ltd. (a) .......
$ 110,067
787,440
Household Durables — 2 .7%
3,395
DR Horton, Inc. ...................
515,972
1,250
Lennar Corp. , Class A ..............
186,300
1,710
Toll Brothers, Inc. .................
175,771
878,043
Household Products — 1 .0%
1,125
Kimberly-Clark Corp. ...............
136,699
2,980
Reynolds Consumer Products, Inc. ......
79,983
1,355
Spectrum Brands Holdings, Inc. .......
108,088
324,770
Independent Power and Renewable Electricity
Producers — 0 .5%
3,970
Vistra Corp. ......................
152,924
Industrial Conglomerates — 1 .6%
4,640
3M Co. .........................
507,245
Insurance — 5 .0%
6,075
Aflac, Inc. .......................
501,187
4,365
American International Group, Inc. .....
295,729
1,670
Chubb, Ltd. ......................
377,420
1,785
Prudential Financial, Inc. ............
185,122
700
Reinsurance Group of America, Inc. ....
113,246
3,190
Unum Group .....................
144,252
1,616,956
Interactive Media & Services — 1 .6%
600
Alphabet, Inc. , Class C (a) ............
84,558
1,205
Meta Platforms, Inc. , Class A (a) .......
426,522
511,080
IT Services — 2 .0%
2,525
Cognizant Technology Solutions Corp. ,
Class A .......................
190,713
2,750
International Business Machines Corp. ..
449,762
640,475
Machinery — 5 .9%
2,300
Allison Transmission Holdings, Inc. .....
133,745
1,775
Caterpillar, Inc. ...................
524,814
5,420
PACCAR, Inc. ....................
529,263
1,170
Parker-Hannifin Corp. ..............
539,019
550
Snap-on, Inc. .....................
158,862
1,885,703
Media — 2 .2%
16,050
Comcast Corp. , Class A .............
703,793
Metals & Mining — 2 .7%
3,000
Nucor Corp. .....................
522,120
625
Reliance Steel & Aluminum Co. .......
174,800
Shares Fair Value
COMMON STOCKS — (continued)
Metals & Mining — (continued)
1,400
Steel Dynamics, Inc. ................
$ 165,340
862,260
Mortgage Real Estate Investment Trusts (REITs)
— 0 .9%
13,375
Rithm Capital Corp. ................
142,845
7,150
Starwood Property Trust, Inc. .........
150,293
293,138
Office REITs — 0 .4%
1,800
Boston Properties, Inc. ..............
126,306
Oil, Gas & Consumable Fuels — 8 .9%
4,290
EOG Resources, Inc. ...............
518,875
8,240
Exxon Mobil Corp. ................
823,835
315
HF Sinclair Corp. ..................
17,505
3,450
Marathon Petroleum Corp. ...........
511,842
4,100
Phillips 66 .......................
545,874
3,500
Valero Energy Corp. ................
455,000
2,872,931
Pharmaceuticals — 0 .4%
1,025
Jazz Pharmaceuticals PLC (a) .........
126,075
Professional Services — 0 .2%
475
Concentrix Corp. ..................
46,650
275
Science Applications International Corp. .
34,188
80,838
Retail REITs — 1 .5%
3,415
Simon Property Group, Inc. ..........
487,116
Semiconductors & Semiconductor Equipment
— 4 .2%
2,900
Applied Materials, Inc. ..............
470,003
386
Broadcom, Inc. ...................
430,872
600
KLA Corp. ......................
348,780
760
QUALCOMM, Inc. ................
109,919
1,359,574
Software — 1 .5%
4,925
NCR Voyix Corp. (a) ................
83,282
4,000
Oracle Corp. .....................
421,720
505,002
Specialized REITs — 1 .4%
3,150
EPR Properties ...................
152,617
2,450
Gaming & Leisure Properties, Inc. ......
120,908
5,175
VICI Properties, Inc. ...............
164,979
438,504
Specialty Retail — 1 .9%
485
AutoNation, Inc. (a) ................
72,837
150
AutoZone, Inc. (a) ..................
387,842
1,000
Penske Automotive Group, Inc. ........
160,510
621,189

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware, Storage & Peripherals
— 0 .3%
980
NetApp, Inc. .....................
$ 86,397
Tobacco — 1 .4%
11,500
Altria Group, Inc. ..................
463,910
Trading Companies & Distributors — 1 .1%
3,695
Core & Main, Inc. , Class A (a) .........
149,315
1,025
Ferguson PLC ....................
197,897
347,212
Wireless Telecommunication Services — 1 .0%
2,100
T-Mobile U.S. Inc ..................
336,693
Total Common Stocks
(Cost $ 27,136,676 ) ............... 32,258,851
MONEY MARKET FUND — 0 .7%
227,269
Federated Treasury Obligations Fund ,
Institutional Shares , 5.22% (b) .......
227,269
Total Money Market Fund
(Cost $ 227,269 ) ................. 227,269
Total Investments — 101 .0%
(Cost $ 27,363,945 ) ............................ 32,486,120
Net Other Assets (Liabilities) — ( 1 .0 ) % .............. (336,501)
NET ASSETS — 100.0% .......................
$ 32,149,619
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund
December 31, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund — (continued)
December 31, 2023 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2023 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund ... $ 32,486,120 (a) $ — $ — $ 32,486,120
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.